UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21443

Name of Fund: BlackRock Dividend AchieversTM Trust (BDV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Dividend AchieversTM Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Aerospace & Defense—2.5%
55,400	General Dynamics Corp.	$3,703,490
138,000	United Technologies Corp.	9,312,240

		13,015,730

	Air Freight & Logistics—0.3%
27,600	C.H. Robinson Worldwide, Inc.	1,562,988

	Auto Components—0.5%
90,900	Johnson Controls, Inc.	2,529,747

	Automobiles—0.4%
89,000	Harley-Davidson, Inc.	2,023,860

	Beverages—6.5%
392,750	Coca-Cola Co. (The)	21,306,687
199,875	PepsiCo, Inc.	11,916,548

		33,223,235

	Building Products—0.2%
85,200	Masco Corp.	1,155,312

	Capital Markets—1.1%
37,325	Federated Investors, Inc.	947,308
25,400	Northern Trust Corp.	1,283,208
67,800	T. Rowe Price Group, Inc.	3,364,236

		5,594,752

	Chemicals—2.0%
64,400	PPG Industries, Inc.	3,778,992
31,000	Praxair, Inc.	2,334,920
209,000	RPM International, Inc.	3,908,300

		10,022,212

	Commercial Banks—8.9%
68,900	Associated Banc-Corp	876,408
61,500	Bank of Hawaii Corp.	2,797,020
229,900	BB&T Corp.	6,407,313
173,000	TCF Financial Corp.	2,532,720
337,700	U.S. Bancorp	8,469,516
95,216	Valley National Bancorp	1,309,220
807,300	Wells Fargo & Co.	22,951,539

		45,343,736

	Commercial Services & Supplies—0.5%
125,954	Pitney Bowes, Inc.	2,634,958

	Computers & Peripherals—4.6%
190,600	International Business Machines Corp.	23,327,534

	Construction Materials—0.2%
23,200	Vulcan Materials Co.	1,025,208

	Diversified Consumer Services—0.2%
52,200	H&R Block, Inc.	1,123,344

	Diversified Telecommunication—5.0%
723,000	AT&T Inc.	18,335,280
218,100	CenturyTel, Inc.	7,417,581

		25,752,861

	Electric Utilities—1.8%
57,300	FPL Group, Inc.	2,793,948
164,900	Progress Energy, Inc.	6,426,153

		9,220,101

	Electrical Equipment—1.8%
226,300	Emerson Electric Co.	9,400,502

	Food & Staples Retailing—4.2%
90,075	Sysco Corp.	2,521,199
350,575	Wal-Mart Stores, Inc.	18,731,222

		21,252,421

	Food Products—0.7%
74,100	Archer-Daniels-Midland Co.	2,220,777
30,450	Hershey Co. (The)	1,109,294

		3,330,071

	Gas Utilities—0.6%
113,200	Atmos Energy Corp.	3,126,584

Shares	Common Stocks	Value

	Health Care Equipment & Supplies—2.0%
37,500	Becton Dickinson & Co.	2,826,375
178,600	Medtronic, Inc.	$7,660,154

		10,486,529

	Hotels Restaurants & Leisure—2.8%
231,000	McDonald’s Corp.	14,421,330

	Household Durables—0.3%
90,625	Leggett & Platt, Inc.	1,654,813

	Household Products—5.9%
40,525	Clorox Co.	2,397,864
70,000	Colgate-Palmolive Co.	5,602,100
109,050	Kimberly-Clark Corp.	6,476,480
256,575	Procter & Gamble Co. (The)	15,792,191

		30,268,635

	Industrial Conglomerates—6.9%
213,700	3M Co.	17,200,713
1,123,200	General Electric Co.	18,061,056

		35,261,769

	Insurance—2.0%
81,700	Aflac, Inc.	3,956,731
82,100	Allstate Corp. (The)	2,457,253
50,200	Chubb Corp.	2,510,000
36,200	Mercury General Corp.	1,383,564

		10,307,548

	IT Services—1.0%
87,200	Automatic Data Processing, Inc.	3,556,888
49,600	Paychex, Inc.	1,437,904

		4,994,792

	Machinery—2.5%
117,800	Caterpillar, Inc.	6,153,872
38,200	Dover Corp.	1,638,016
28,000	Parker Hannifin Corp.	1,565,480
69,600	Stanley Works (The)	3,567,000

		12,924,368

	Media—0.3%
41,000	McGraw-Hill Cos., Inc. (The)	1,453,450

	Metals & Mining—0.4%
52,400	Nucor Corp.	2,137,920

	Multi-Utilities—1.7%
163,300	Consolidated Edison, Inc.	7,142,742
66,400	Vectren Corp.	1,545,792

		8,688,534

	Multiline Retail—1.4%
31,800	Family Dollar Stores, Inc.	981,984
122,850	Target Corp.	6,298,519

		7,280,503

	Oil, Gas & Consumable Fuels—7.5%
298,550	Chevron Corp.	21,531,426
262,800	Exxon Mobil Corp.	16,932,204

		38,463,630

	Pharmaceuticals—13.3%
316,500	Abbott Laboratories	16,755,510
369,000	Eli Lilly & Co.	12,988,800
278,700	Johnson & Johnson	17,519,082
1,128,200	Pfizer, Inc.	21,052,212

		68,315,604

	Real Estate Investment Trusts (REITs)—1.3%
58,600	HCP, Inc.	1,661,310
57,600	Liberty Property Trust	1,751,040
58,100	Realty Income Corp.	1,622,733
28,755	Vornado Realty Trust	1,859,873

		6,894,956

	Semiconductors & Semiconductor Equipment—0.5%
89,600	Linear Technology Corp.	2,338,560

	Specialty Retail—2.1%
85,475	Home Depot, Inc.	2,394,155

1	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Specialty Retail— (concluded)
224,300	Lowe’s Cos., Inc.	$4,856,095
20,600	Sherwin-Williams Co. (The)	1,305,010
62,300	TJX Cos., Inc.	2,368,023

		10,923,283

	Textiles, Apparel & Luxury Goods—0.3%
17,800	VF Corp.	1,282,134

	Tobacco—4.6%
579,350	Altria Group, Inc.	11,505,891
196,300	Philip Morris International, Inc.	8,933,613
64,700	Universal Corp.	2,936,733

		23,376,237

	Trading Companies & Distributors—0.5%
31,275	Fastenal Co.	1,297,287
14,300	W.W. Grainger, Inc.	1,419,704

		2,716,991

	Total Long-Term Investments (Cost—$515,872,612)—99.3%	508,856,742

	Short-Term Securities

3,895,610	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (a)(b)	3,895,610

	Total Short-Term Securities (Cost—$3,895,610)—0.8%	3,895,610

	Total Investments Before Outstanding Options Written
	(Cost—$519,768,222*)—100.1%	512,752,352

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.2)%
430	3M Co., Strike Price USD 82.50, Expires 2/19/10	(36,142)
6	Aflac, Inc., Strike Price USD 50, Expires 2/22/10	(555)
160	Allstate Corp. (The), Strike Price USD 30, Expires 2/22/10	(15,200)
1,160	Altria Group, Inc., Strike Price USD 20, Expires 3/22/10	(48,720)
58	Associated Banc-Corp, Strike Price USD 12.50, Expires 2/22/10	(3,770)
174	Automatic Data Processing, Inc., Strike Price USD 45, Expires 2/22/10	(870)
460	BB&T Corp., Strike Price USD 29, Expires 3/22/10	(38,180)
55	C.H. Robinson Worldwide, Inc., Strike Price USD 60, Expires 2/22/10	(2,200)
235	Caterpillar, Inc., Strike Price USD 60, Expires 2/22/10	(2,937)
100	Chubb Corp., Strike Price USD 50, Expires 2/22/10	(10,750)
785	Coca-Cola Co. (The), Strike Price USD 57.50, Expires 2/22/10	(12,168)
140	Colgate-Palmolive Co., Strike Price USD 85, Expires 2/22/10	(2,100)
740	Eli Lilly & Co., Strike Price USD 37, Expires 2/22/10	(11,100)
300	Emerson Electric Co., Strike Price USD 43, Expires 2/22/10	(12,000)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (continued)
150	Emerson Electric Co., Strike Price USD 45, Expires 3/22/10	$(4,500)
740	General Electric Co., Strike Price USD 16, Expires 2/22/10	(31,820)
105	H&R Block, Inc., Strike Price USD 23, Expires 3/22/10	(4,200)
178	Harley-Davidson, Inc., Strike Price USD 28, Expires 2/22/10	(890)
60	Hershey Co. (The), Strike Price USD 37.50, Expires 3/22/10	(5,400)
170	Home Depot, Inc., Strike Price USD 30, Expires 2/22/10	(1,020)
380	International Business Machines Corp., Strike Price USD 130, Expires 2/22/10	(10,640)
278	Johnson & Johnson, Strike Price USD 65, Expires 2/22/10	(5,699)
180	Linear Technology Corp., Strike Price USD 29, Expires 2/22/10	(1,800)
217	Lowe’s Cos., Inc., Strike Price USD 24, Expires 2/22/10	(1,085)
216	Lowe’s Cos., Inc., Strike Price USD 25, Expires 2/22/10	(1,080)
460	McDonald’s Corp., Strike Price USD 65.25, Expires 2/19/10	(8,446)
40	McGraw-Hill Cos., Inc. (The), Strike Price USD 35, Expires 2/22/10	(4,900)
40	McGraw-Hill Cos., Inc. (The), Strike Price USD 35, Expires 3/22/10	(6,900)
357	Medtronic, Inc., Strike Price USD 45, Expires 2/22/10	(17,850)
73	Mercury General Corp., Strike Price USD 40, Expires 3/22/10	(3,467)
50	Northern Trust Corp., Strike Price USD 55, Expires 2/22/10	(750)
105	Nucor Corp., Strike Price USD 48, Expires 2/22/10	(1,050)
56	Parker Hannifin Corp., Strike Price USD 60, Expires 2/22/10	(1,680)
100	Paychex, Inc., Strike Price USD 30, Expires 3/22/10	(5,000)
400	PepsiCo, Inc., Strike Price USD 62.50, Expires 2/22/10	(10,000)
1,120	Pfizer, Inc., Strike Price USD 19, Expires 3/22/10	(59,920)
130	PPG Industries, Inc., Strike Price USD 65, Expires 2/22/10	(1,300)
60	Praxair, Inc., Strike Price USD 80, Expires 4/19/10	(7,350)
365	Procter & Gamble Co. (The), Strike Price USD 62.50, Expires 2/22/10	(49,275)
100	Stanley Works (The), Strike Price USD 57.50, Expires 3/22/10	(2,250)
180	Sysco Corp., Strike Price USD 27.50, Expires 2/22/10	(17,100)
245	Target Corp., Strike Price USD 50, Expires 2/22/10	(46,305)
180	TCF Financial Corp., Strike Price USD 15, Expires 4/19/10	(11,700)
675	U.S. Bancorp, Strike Price USD 24, Expires 3/22/10	(123,863)
275	United Technologies Corp., Strike Price USD 65, Expires 2/22/10	(83,188)
75	Vectren Corp., Strike Price USD 25, Expires 2/22/10	(1,875)
35	VF Corp., Strike Price USD 75, Expires 2/22/10	(2,712)

JANUARY 31, 2010	2

Schedule of Investments (continued)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (concluded)
55	Vornado Realty Trust, Strike Price USD 70, Expires 3/22/10	$(7,012)
46	Vulcan Materials Co., Strike Price USD 53, Expires 2/19/10	(254)
28	W.W. Grainger, Inc., Strike Price USD 100, Expires 2/22/10	(3,710)
700	Wal-Mart Stores, Inc., Strike Price USD 55, Expires 2/22/10	(26,950)
805	Wells Fargo & Co., Strike Price USD 28, Expires 2/22/10	(111,895)
800	Wells Fargo & Co., Strike Price USD 29, Expires 3/22/10	(107,600)

	Total Exchange-Traded Call Options Written	(989,128)

	Over-the-Counter Call Options Written—(0.1)%
63,500	Abbott Laboratories, Strike Price USD 55.25, Expires 2/18/10, Broker UBS Securities LLC	(6,555)
16,000	Aflac, Inc., Strike Price USD 51.51, Expires 3/04/10, Broker Credit Suisse First Boston	(11,650)
15,000	Archer-Daniels-Midland Co., Strike Price USD 30.71, Expires 2/08/10, Broker Morgan Stanley & Co., Inc.	(3,642)
8,000	Associated Banc-Corp, Strike Price USD 11.79, Expires 2/05/10, Broker Credit Suisse First Boston	(7,494)
144,500	AT&T Inc., Strike Price USD 27.85, Expires 2/03/10, Broker Credit Suisse First Boston	(7)
22,600	Atmos Energy Corp., Strike Price USD 28.55, Expires 2/17/10, Broker UBS Securities LLC	(6,897)
12,300	Bank of Hawaii Corp., Strike Price USD 47.99, Expires 2/11/10, Broker Morgan Stanley & Co., Inc.	(2,629)
7,500	Becton Dickinson & Co., Strike Price USD 78.51, Expires 2/26/10, Broker UBS Securities LLC	(2,609)
44,000	CenturyTel, Inc., Strike Price USD 37.09, Expires 3/09/10, Broker Credit Suisse First Boston	(2,801)
60,000	Chevron Corp., Strike Price USD 79.25, Expires 2/18/10, Broker Deutsche Bank Securities	(3,333)
8,000	Clorox Co., Strike Price USD 62.53, Expires 2/04/10, Broker Morgan Stanley & Co., Inc.	(101)
32,700	Consolidated Edison, Inc., Strike Price USD 44.10, Expires 3/01/10, Broker Morgan Stanley & Co., Inc.	(14,505)
7,600	Dover Corp., Strike Price USD 42.38, Expires 2/12/10, Broker Morgan Stanley & Co., Inc.	(7,999)
52,500	Exxon Mobil Corp., Strike Price USD 69.71, Expires 3/05/10, Broker Deutsche Bank Securities	(13,540)
6,300	Family Dollar Stores, Inc., Strike Price USD 30.50, Expires 3/03/10, Broker Morgan Stanley & Co., Inc.	(5,816)
6,200	Fastenal Co., Strike Price USD 45.86, Expires 3/05/10, Broker Goldman Sachs & Co.	(865)
7,500	Federated Investors, Inc., Strike Price USD 27.02, Expires 2/11/10, Broker Morgan Stanley & Co., Inc.	(44)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (cotinued)
11,500	FPL Group, Inc., Strike Price USD 51.21, Expires 2/18/10, Broker UBS Securities LLC	$(1,361)
11,000	General Dynamics Corp., Strike Price USD 71.10, Expires 2/16/10, Broker UBS Securities LLC	(1,090)
73,500	General Electric Co., Strike Price USD 15.75, Expires 2/08/10, Broker Morgan Stanley & Co., Inc.	(33,445)
138,000	General Electric Co., Strike Price USD 17.15, Expires 3/12/10, Broker Credit Suisse First Boston	(33,600)
11,700	HCP, Inc., Strike Price USD 30.50, Expires 2/26/10, Broker Credit Suisse First Boston	(2,866)
28,000	Johnson & Johnson, Strike Price USD 65, Expires 2/16/10, Broker Deutsche Bank Securities	(4,997)
9,000	Johnson Controls, Inc., Strike Price USD 29.31, Expires 2/25/10, Broker Credit Suisse First Boston	(3,594)
9,100	Johnson Controls, Inc., Strike Price USD 29.70, Expires 2/18/10, Broker Morgan Stanley & Co., Inc.	(1,952)
12,000	Kimberly-Clark Corp., Strike Price USD 60.50, Expires 3/12/10, Broker Citigroup Global Markets	(9,890)
10,000	Kimberly-Clark Corp., Strike Price USD 63.29, Expires 3/26/10, Broker Credit Suisse First Boston	(3,032)
18,000	Leggett & Platt, Inc., Strike Price USD 20.40, Expires 3/08/10, Broker Morgan Stanley & Co., Inc.	(659)
11,500	Liberty Property Trust, Strike Price USD 33.23, Expires 2/05/10, Broker Morgan Stanley & Co., Inc.	(456)
17,000	Masco Corp., Strike Price USD 15.05, Expires 2/16/10, Broker Morgan Stanley & Co., Inc.	(2,282)
112,000	Pfizer, Inc., Strike Price USD 18.50, Expires 2/19/10, Broker UBS Securities LLC	(60,845)
39,000	Philip Morris International, Inc., Strike Price USD 49.50, Expires 2/08/10, Broker Morgan Stanley & Co., Inc.	(273)
13,000	Pitney Bowes, Inc., Strike Price USD 22.47, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(1,135)
15,000	Procter & Gamble Co. (The), Strike Price USD 61.66, Expires 3/04/10, Broker Citigroup Global Markets	(19,049)
33,000	Progress Energy, Inc., Strike Price USD 39, Expires 3/04/10, Broker Citigroup Global Markets	(21,497)
11,500	Realty Income Corp., Strike Price USD 25.25, Expires 2/19/10, Broker Credit Suisse First Boston	(30,896)
42,000	RPM International, Inc., Strike Price USD 21.03, Expires 3/03/10, Broker UBS Securities LLC	(1,361)
4,000	Sherwin-Williams Co. (The), Strike Price USD 58.99, Expires 2/25/10, Broker Morgan Stanley & Co., Inc.	(17,477)
3,700	Stanley Works (The), Strike Price USD 53.09, Expires 2/25/10, Broker Morgan Stanley & Co., Inc.	(2,061)

3	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (concluded)
13,500	T. Rowe Price Group, Inc., Strike Price USD 54.30, Expires 3/12/10, Broker Goldman Sachs & Co.	$(9,589)
17,000	TCF Financial Corp., Strike Price USD 13.55, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(22,205)
13,000	Universal Corp., Strike Price USD 47.22, Expires 3/05/10, Broker Citigroup Global Markets	(14,558)
19,000	Valley National Bancorp, Strike Price USD 15.30, Expires 3/11/10, Broker UBS Securities LLC	(1,011)
6,000	Vectren Corp., Strike Price USD 23.80, Expires 2/02/10, Broker Citigroup Global Markets	(308)

	Total Over-the-Counter Call Options Written	(391,976)

	Total Options Written (Premiums Received $2,644,885)—(0.3)%	(1,381,104)

	Total Investments Net of Outstanding Options Written—99.8%	511,371,248
	Other Assets Less Liabilities—0.2%	886,420

	Net Assets—100.0%	$512,257,668

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$519,765,416

Gross unrealized appreciation	$42,297,700
Gross unrealized depreciation	(49,310,764)

Net unrealized depreciation	$(7,013,064)

(a)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(3,386,856)	$337

(b)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trusts’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]:	$508,856,742	—	—	$508,856,742
Short-Term Securities:	3,895,610	—	—	3,895,610

Total	$512,752,352	—	—	$512,752,352

[1]	See above Schedule of Investments for values in each industry.

Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(944,286)	$(436,818)	—	$(1,384,104)

Total	$(944,286)	$(436,818)	—	$(1,381,104)

[2]	Other financial instruments are options which are shown at market value.

KEY TO ABBREVIATIONS

USD	—	U.S. Dollar

JANUARY 31, 2010	4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Dividend AchieversTM Trust

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Dividend AchieversTM Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Dividend AchieversTM Trust

Date: March 19, 2010

	By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Dividend AchieversTM Trust

Date: March 19, 2010